Financial Instruments (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of long-term debt	$ 885,000,000		$ 832,600,000
Carrying value of long-term debt	854,897,000		803,415,000
Unit adjustment liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	106,343,000
Recognition of unit adjustment liability	0
Payments	(22,320,000)
Change in fair value to the unit adjustment liability	9,740,000		966,000
Balance at end of year	93,762,000	[1]	106,343,000
Contingent Consideration for Acquisition [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year					0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			107,500,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)			(2,123,000)
Balance at end of year			$ 106,343,000	[1]	$ 0

[1]	Does not total due to rounding.